Equity (Details) - USD ($)					6 Months Ended		12 Months Ended
	Mar. 16, 2026	Nov. 12, 2025	May 09, 2025	Jan. 23, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Jan. 06, 2022
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0025
Ordinary shares, authorized			483,750,000
Aggregate ordinary shares issued	1	13,333,333
Ordinary shares price per share (in Dollars per share)		$ 0.0001								$ 0.0001
Net proceed (in Dollars)					$ 8,000,000	$ 5,000,000	$ 5,000,000	$ 0	$ 0
Minimum rate of surplus reserve fund					10.00%		10.00%
Maximum rate of reserve fund					50.00%		50.00%
Consolidated net assets (in Dollars)					$ 1,870,000		$ 1,740,000	$ 1,610,000
Warrants		26,666,666
Warrants price per share (in Dollars per share)		$ 0.6
Net proceeds from IPO (in Dollars)		$ 8,000,000
Warrants to purchase equivalent to shares post split					631,794
Warrant purchase ordinary shares					10,872,437
IPO Shares [Member]
Equity (Details) [Line Items]
Gross proceeds from IPO (in Dollars)		8,000,000
Net proceeds from IPO (in Dollars)		$ 7,037,437
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Aggregate ordinary shares issued		13,333,333		1,250,000
Ordinary shares price per share (in Dollars per share)				$ 4
Offering cost (in Dollars)				$ 1,987,087
Net proceed (in Dollars)				$ 3,012,913
Ordinary shares equivalent		533,334
Warrants		26,666,666
Warrants price per share (in Dollars per share)		$ 0.6
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0025		$ 0.0025
Ordinary shares, authorized					19,800,000		19,800,000
Ordinary shares, issued					1,615,128		450,000
Common stock vote per share			each having one vote per share		each having 1 vote per share		each having 1 vote per share
Aggregate ordinary shares issued		15,794,229
Ordinary shares, outstanding					1,615,128		450,000
Warrants to purchase					15,794,229
Class A Ordinary Shares [Member] | Previously Reported [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Ordinary shares, authorized							495,000,000	495,000,000
Ordinary shares, issued							11,250,000	10,000,000
Ordinary shares, outstanding							11,250,000	10,000,000
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0025		$ 0.0025
Ordinary shares, authorized					200,000		200,000
Ordinary shares, issued					200,000		200,000
Common stock vote per share			each having twenty votes per share		each having 20 vote per share		each having 20 vote per share
Ordinary shares, outstanding					200,000		200,000
Class B Ordinary Shares [Member] | Previously Reported [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Ordinary shares, authorized							5,000,000	5,000,000
Ordinary shares, issued							5,000,000	5,000,000
Ordinary shares, outstanding							5,000,000	5,000,000